Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Summary of assumptions used for grant date fair value under binomial tree option pricing model
The grant date fair value of each share-based award is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

	Year ended December 31, 2019	Year ended December 31, 2020	Year ended December 31, 2021
Fair value of ordinary share (US$)	0.42~0.94	0.09	4.34~4.87
Risk-free interest rates	2.57%~3.73%	0.66%	0.07%
Expected volatility range	57.2%~59.2%	59.2%	52.02%
Expected dividend yield	8.61%~8.72%	0.82%	0.00%
Fair value per option granted (US$)	0.22~0.27	0.02	2.44~2.56

Schedule of share-based compensation expenses by function
The following table summarizes the share-based compensation expenses of subsidiaries’ share-based awards recognized by the Group:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cost of revenues	—	728	858	135
Research and development	31,907	20,376	7,400	1,161
Selling and marketing	1,479	996	342	54
General and administrative	15,286	11,879	361	57

Total	48,672	33,979	8,961	1,407

Schedule of share-based compensation expense by function
Total share-based compensation expenses recorded by the Group are as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cost of revenues	524	1,044	1,027	161
Research and development	59,771	29,091	5,996	941
Selling and marketing	3,818	(1,087)	1,339	210
General and administrative	63,327	51,934	(1,212)	(190)

Total	127,440	80,982	7,150	1,122

2014 Restricted Share Plan
Restricted shares activity	The following table summarizes the Company’s option activity under the 2014 Restricted Shares Plan during the years ended December 31, 2019, 2020 and 2021, respectively:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2019	30,652,305	0.22	1.15	5.31	11,835
Granted	6,820,900	0.03	0.60
Forfeited	(7,159,989)	0.13	0.81
Exercised	(4,950,497)	0.10	1.08
Modified in August 2019	(18,835,215)	0.17	0.98

Outstanding at December 31, 2019	6,527,504	0.34	1.50	4.31	150
Exercised	(1,001,674)	0.34	1.91
Modified in June 2020	(5,525,830)	0.34	1.42

Outstanding at December 31, 2020	—
Exercised	—

Outstanding at December 31, 2021	—

Vested and expected to vest at December 31, 2021	—

Exercisable as at December 31, 2021	—

The following table summarizes the restricted shares activity pursuant to the 2014 Restricted Shares Plan for the years ended December 31, 2019, 2020 and 2021, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Unvested at January 1, 2019
Modified in August 2019	18,835,215	0.97
Vested	(2,164,800)	1.31
Forfeited	(221,450)	1.36

Unvested at December 31, 2019	16,448,965	0.92
Modified in June 2020	5,525,830	1.62
Vested	(12,272,973)	1.32
Forfeited	(6,061,820)	0.77

Unvested at December 31, 2020	3,640,002	0.88

Granted	5,994,400	0.14
Vested	(2,016,463)	0.78
Forfeited	(1,055,299)	1.00

Unvested at December 31, 2021	6,562,640	0.22

2013 Incentive Scheme
Restricted shares activity
The following table summarizes the Group’s options activity under the 2013 Incentive Scheme during the years ended December 31, 2019, 2020 and 2021, respectively:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2019	44,791,941	0.33	1.13	5.01	12,546
Granted	—	—	—
Forfeited	(3,417,123)	0.34	1.02
Exercised	(2,111,674)	0.15	1.59
Modified in August 2019	(5,990,119)	0.33	1.06

Outstanding at December 31, 2019	33,273,025	0.34	1.13	4.01	765
Exercised	(4,852,510)	0.34	1.10
Modified in June 2020	(28,420,515)	0.34	1.13

Outstanding at December 31, 2020	—	—	—	—	—
Exercised Outstanding at December 31, 2021	—	—	—	—	—
Vested and expected to vest at December 31, 2021	—
Exercisable as at December 31, 2021	—
The following table summarizes the restricted shares activity pursuant to the 2013 Incentive Scheme for the years ended December 31, 2019, 2020 and 2021, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Unvested at January 1, 2019	—	—
Modified in August 2019	5,990,119	1.15
Vested	(1,052,547)	1.02
Forfeited	(28,515)	1.33

Outstanding at January 1, 2020	4,909,057	1.06
Modified in June 2020	28,420,515	1.33
Granted	1,600,000	0.21
Vested	(30,310,465)	1.33
Forfeited	(364,377)	0.90

Unvested at December 31, 2020	4,254,730	0.64
Granted	5,773,520	0.17
Vested	(1,416,898)	0.79
Forfeited	(1,014,882)	0.81

Unvested at December 31, 2021	7,596,470	0.23

2011 Share Award Scheme
Restricted shares activity
The following table summarizes the restricted shares activity pursuant to the 2011 Share Award Scheme for the years ended December 31, 2019, 2020 and 2021, respectively:

	Number of shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2019	5,739,320	1.06
Granted	2,189,310	0.37
Vested	(2,452,468)	1.08
Forfeited	(1,409,359)	1.05

Unvested at December 31, 2020	4,066,803	0.69
Granted	596,920	0.21
Vested	(1,170,395)	0.68
Forfeited	(1,549,603)	0.57

Unvested at December 31, 2020	1,943,725	0.64
Granted	1,596,100	0.26
Vested	(1,687,405)	0.36
Forfeited	(1,643,470)	0.59

Unvested at December 31, 2021	208,950	0.39

Restricted shares with an option feature | 2014 Restricted Share Plan
Summary of assumptions used in calculating fair value of options
The grant date fair value of each option before modification is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

Year ended December 31, 2019
Fair value of ordinary share (US$)	0.36~0.68
Risk-free interest rates	1.70%~3.25%
Expected volatility range	57.1%~62.9%
Expected dividend yield	0%
Expected exercise multiple	2.2
Fair value per option granted (US$)	0.36~0.68

Restricted shares with an option feature | 2013 Incentive Scheme
Summary of assumptions used in calculating fair value of options

Year ended December 31, 2018
Fair value of ordinary share (US$)	1.06~1.43
Risk-free interest rates	2.97%~3.58%
Expected volatility range	56.3%~57.2%
Expected dividend yield	0%
Expected exercise multiple	2.2
Fair value per option granted (US$)	0.79~1.15